                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                        EMERGING MARKETS DEBT PORTFOLIO

                                    OF THE

                     MORGAN STANLEY UNIVERSAL, FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Debt Portfolio. Paul Ghaffari no longer serves as Portfolio Manager of the Emerging Markets Debt Portfolio. Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna now share primary responsibility for managing the assets of the Emerging Markets Debt Portfolio. Accordingly, the section "PORTFOLIO MANAGER." on page 19 is hereby deleted and replaced with the following:

    PORTFOLIO MANAGER. The following persons have primary responsibility for the Portfolio.

    Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna. Thomas L. Bennett, a Managing Director of Morgan Stanley, joined MAS in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds High Yield Portfolio in 1985, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Bennett is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr Bennett holds a B.S. in Chemistry and an M.B.A. from University of Cincinnati. Stephen F. Esser, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds High Yield Portfolio in 1989. Mr. Esser holds a B.S. from University of Delaware. Abigail L. McKenna joined MSAM in 1996 and is a Vice President of MSAM and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSAM, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Debt Portfolio. Paul Ghaffari no longer serves as Portfolio Manager of the Emerging Markets Debt Portfolio. Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna now share primary responsibility for managing the assets of the Emerging Markets Debt Portfolio. Accordingly, the first paragraph under "PORTFOLIO MANAGERS." on page 23 is hereby deleted and replaced with the following:

    EMERGING MARKETS DEBT PORTFOLIO--Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna. Thomas L. Bennett, a Managing Director of Morgan Stanley, joined MAS in 1984. He assumed responsibility for the MAS Funds Fixed Income Portfolio in 1984, the MAS Funds Domestic Fixed Income Portfolio in 1987, the MAS Funds High Yield Portfolio in 1985, the MAS Funds Fixed Income Portfolio II in 1990, the MAS Funds Special Purpose Fixed Income and Balanced Portfolios in 1992 and the MAS Funds Multi-Asset-Class Portfolio in 1994. Mr. Bennett is Chairman of the Board of Trustees of MAS Funds, a member of the Executive Committee of MAS and a Director of MAS Fund Distributors, Inc. Mr Bennett holds a B.S. in Chemistry and an M.B.A. from University of Cincinnati. Stephen F. Esser, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds High Yield Portfolio in 1989. Mr. Esser holds a B.S. from University of Delaware. Abigail L. McKenna joined MSAM in 1996 and is a Vice President of MSAM and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSAM, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 1, 1998

                             HIGH YIELD PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Debt Portfolio. Paul Ghaffari no longer serves as Portfolio Manager of the Emerging Markets Debt Portfolio. Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna now share primary responsibility for managing the assets of the Emerging Markets Debt Portfolio. Accordingly, the third paragraph under "PORTFOLIO MANAGERS." on page 24 is hereby deleted and replaced with the following:

    EMERGING MARKETS DEBT PORTFOLIO--Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna. Information about Thomas L. Bennett and Stephen F. Esser is included under High Yield Portfolio above. Abigail L. McKenna joined MSAM in 1996 and is a Vice President of MSAM and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSAM, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            FIXED INCOME PORTFOLIO
                                VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Debt Portfolio. Paul Ghaffari no longer serves as Portfolio Manager of the Emerging Markets Debt Portfolio. Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna now share primary responsibility for managing the assets of the Emerging Markets Debt Portfolio. Accordingly, the fourth paragraph under "PORTFOLIO MANAGERS." on page 23 is hereby deleted and replaced with the following:

    EMERGING MARKETS DEBT PORTFOLIO--Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna. Information about Thomas L. Bennett is included under Fixed Income Portfolio above. Stephen F. Esser, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds High Yield Portfolio in 1989. Mr. Esser holds a B.S. from University of Delaware. Abigail L. McKenna joined MSAM in 1996 and is a Vice President of MSAM and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSAM, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             HIGH YIELD PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Emerging Markets Debt Portfolio. Paul Ghaffari no longer serves as Portfolio Manager of the Emerging Markets Debt Portfolio. Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna now share primary responsibility for managing the assets of the Emerging Markets Debt Portfolio. Accordingly, the third paragraph under "PORTFOLIO MANAGERS." on page 23 is hereby deleted and replaced with the following:

    EMERGING MARKETS DEBT PORTFOLIO--Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna. Information about Thomas L. Bennett and Stephen F. Esser is included under High Yield Portfolio above. Abigail L. McKenna joined MSAM in 1996 and is a Vice President of MSAM and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSAM, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth and Emerging Markets Debt Portfolios. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Equity Growth Portfolio. Philip W. Friedman and William S. Auslander now share primary responsibility for managing the assets of the Equity Growth Portfolio with Margaret K. Johnson. In addition, Paul Ghaffari no longer serves as Portfolio Manager of the Emerging Markets Debt Portfolio. Thomas L. Bennet, Stephen F. Esser and Abigail L. McKenna now share primary responsibility for managing the assets of the Emerging Market Debt Portfolio. Accordingly, the second and fourth paragraphs under "PORTFOLIO MANAGERS." on page 25 is hereby deleted and replaced with the following:

    EQUITY GROWTH PORTFOLIO--Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Philip W. Friedman is a Managing Director of Morgan Stanley and MSAM and is a member of MSAM's investment management team. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds an M.B.A. from the J. L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSAM and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSAM in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William
  S. Auslander is a Vice President of MSAM and Morgan Stanley. He joined MSAM in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSAM, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

    EMERGING MARKETS DEBT PORTFOLIO--Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna. Information about Thomas L. Bennett and Stephen F. Esser is included under High Yield Portfolio above. Abigail L. McKenna joined MSAM in 1996 and is a Vice President of MSAM and Morgan Stanley. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSAM, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            MONEY MARKET PORTFOLIO
                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                             CORE EQUITY PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                           MID CAP GROWTH PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                     INTERNATIONAL FIXED INCOME PORTFOLIO
                        EMERGING MARKETS DEBT PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO
                           LATIN AMERICAN PORTFOLIO
                              BALANCED PORTFOLIO
                          MULTI-ASSET-CLASS PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Core Equity, Equity Growth, Emerging Markets Debt and Asian Equity Portfolios. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Core Equity and Equity Growth Portfolios. Philip W. Friedman and William S. Auslander now share primary responsibility for managing the assets of the Equity Growth Portfolio with Margaret K. Johnson. Mr. Friedman has also been added as a Portfolio Manager of the Core Equity Portfolio. In addition, Paul Ghaffari no longer serves as Portfolio Manager of the Emerging Markets Debt Portfolio. Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna now share primary responsibility for managing the assets of the Emerging Markets Debt Portfolio. Furthermore, Timothy Jensen and Ashutosh Sinha now share responsibility for managing the assets of the Asian Equity Portfolio with Vinod Sethi. Accordingly, the fourth, fifth, eleventh and fifteenth paragraphs under "PORTFOLIO MANAGERS." are hereby deleted and replaced with the following:

    CORE EQUITY PORTFOLIO--Arden C. Armstrong, Philip W. Friedman, James J. Jolinger, Nicholas J. Kovich, Robert J. Marcin, Gary G. Schlarbaum, and Brian Kramp. Arden C. Armstrong, a Managing Director of Morgan Stanley, joined MAS in 1986. She assumed responsibility for the MAS Funds Mid Cap Growth Portfolio in 1990, the MAS Funds Growth Portfolio in 1993 and the MAS Funds Equity Portfolio in 1994. Ms. Armstrong received a B.A. (Magna Cum Laude) in Economics from Brown University, an M.B.A. from the Wharton School at University of Pennsylvania and is a Chartered Financial Analyst. Philip W. Friedman is a Managing Director of Morgan Stanley and MSAM and is a member of MSAM's investment management team. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at

  Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds an M.B.A. from the J. L. Kellogg School of Management at Northwestern University. James J. Jolinger, a Vice President of Morgan Stanley, joined MAS in 1994. He served as Equity Analyst for Oppenheimer Capital from 1987-1994. Nicholas J. Kovich, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds Equity Portfolio in 1994. Mr. Kovich received a B.S. in Chemical Engineering and an M.B.A. from University of Kansas. Robert J. Marcin, a Managing Director of Morgan Stanley, joined MAS in 1988. He assumed responsibility for the MAS Funds Value Portfolio in 1990 and the MAS Funds Equity Portfolio in 1994. Mr. Marcin holds a B.A. (Cum Laude) from Dartmouth College and is a Chartered Financial Analyst. Gary G. Schlarbaum, a Managing Director of Morgan Stanley, joined MAS in 1987. He assumed responsibility for the MAS Funds Equity and Small Cap Value Portfolios in 1987, the MAS Funds Balanced Portfolio in 1992 and the MAS Funds Multi-Asset-Class and Mid Cap Value Portfolios in 1994. Mr. Schlarbaum holds a B.A. from Coe College and a Ph.D. from University of Pennsylvania. Brian Kramp, a Vice President of Morgan Stanley, joined MAS in 1997. He served as Analyst/Portfolio Manager for Meridian Asset Management and its successor, CoreStates Investment Advisors from 1985-1997. Ms. Armstrong and Messrs. Friedman, Jolinger, Kovich, Marcin, Schlarbaum and Kramp have shared primary responsibility for managing the Portfolio's assets since its inception.

    EQUITY GROWTH PORTFOLIO--Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Information about Philip W. Friedman is included under Core Equity Portfolio above. Margaret K. Johnson is a Principal of MSAM and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSAM in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William S. Auslander is a Vice President of MSAM and Morgan Stanley. He joined MSAM in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSAM, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

    EMERGING MARKETS DEBT PORTFOLIO--Thomas L. Bennett, Stephen F. Esser and Abigail L. McKenna. Information about Thomas L. Bennett is included under Fixed Income Portfolio above. Information about Stephen F. Esser is included under High Yield Portfolio above. Abigail L. McKenna joined MSAM in 1996 and is a Vice President of MSAM and Morgan Stanley & Co. Incorporated. She focuses primarily on the trading and management of the emerging markets debt portfolios. Prior to joining MSAM, she was a Senior Portfolio Manager at MIMCO from 1995 to 1996 and a Limited Partner at Weiss Peck & Greer from 1991 to 1995, where she was responsible for the trading and management of Corporate Bond Portfolios. She holds a B.A. in International Relations from Georgetown University and is a Chartered Financial Analyst. Messrs. Bennett and Esser and Ms. McKenna have shared primary responsibility for managing the Portfolio's assets since October 1998.

    ASIAN EQUITY PORTFOLIO--Vinod Sethi, Timothy Jensen and Ashutosh Sinha. Vinod Sethi joined MSAM in 1989 and since then, has been actively involved in MSAM's emerging market group. Mr. Sethi is a Managing Director of Morgan Stanley and MSAM and is MSAM's Chief Investment Officer for the Asian region. He received his undergraduate degree in Chemical Engineering from I.I.T. (Bombay) and his M.B.A. from New York University School of Business. Timothy Jensen joined MSAM in 1998. He is a Principal of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian markets. Prior to joining MSAM, he was a Partner at Ardsley Partners, where he managed a portion of the emerging markets assets. Prior to that, he was a Vice President at Bankers Trust Company where he was responsible for a Latin American equity portfolio. He graduated from Harvard College with a B.A. in History and received an M.B.A. in Finance from UCLA. Ashutosh Sinha joined MSAM in 1995. He is a Vice President of Morgan Stanley and MSAM and a member of MSAM's emerging markets group focusing primarily on the East Asian and Middle Eastern markets. Prior to joining MSAM, he spent two years at SBI Funds Management Ltd., where he was an analyst for the India Magnum Fund. Previous to that, he worked for three years as a consultant for Citicorp Overseas Software Ltd. He graduated from I.I.T. (Kanpur) with a degree in Electrical Engineering and received an M.B.A. from the Indian Institute of Management, Calcutta. Mr. Sethi has had primary responsibility for managing the Asian Equity Portfolio since April 1998 and Mr. Jensen and Mr. Sinha have shared primary responsibility for managing the Asian Equity Portfolio since August 1, 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth Portfolio. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Equity Growth Portfolio. Philip W. Friedman and William S. Auslander now share primary responsibility for managing the assets of the Equity Growth Portfolio with Margaret K. Johnson. Accordingly, the third paragraph under "PORTFOLIO MANAGERS." on page 25 is hereby deleted and replaced with the following:

    EQUITY GROWTH PORTFOLIO--Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Philip W. Friedman is a Managing Director of Morgan Stanley and MSAM and is a member of MSAM's investment management team. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds an M.B.A. from the J. L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSAM and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSAM in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William
  S. Auslander is a Vice President of MSAM and Morgan Stanley. He joined MSAM in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSAM, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                             HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth Portfolio. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Equity Growth Portfolio. Philip W. Friedman and William S. Auslander now share primary responsibility for managing the assets of the Equity Growth Portfolio with Margaret K. Johnson. Accordingly, the second paragraph under "PORTFOLIO MANAGERS." on page 21 is hereby deleted and replaced with the following:

    EQUITY GROWTH PORTFOLIO--Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Philip W. Friedman is a Managing Director of Morgan Stanley and MSAM and is a member of MSAM's investment management team. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds an M.B.A. from the J. L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSAM and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSAM in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William
  S. Auslander is a Vice President of MSAM and Morgan Stanley. He joined MSAM in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSAM, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                       TO PROSPECTUS DATED MAY 1, 1998,
                AS PREVIOUSLY SUPPLEMENTED ON SEPTEMBER 1, 1998

                            FIXED INCOME PORTFOLIO
                             HIGH YIELD PORTFOLIO
                            EQUITY GROWTH PORTFOLIO
                                VALUE PORTFOLIO
                            MID CAP VALUE PORTFOLIO
                            GLOBAL EQUITY PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO
                            ASIAN EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth Portfolio. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Equity Growth Portfolio. Philip W. Friedman and William S. Auslander now share primary responsibility for managing the assets of the Equity Growth Portfolio with Margaret K. Johnson. Accordingly, the third paragraph under "PORTFOLIO MANAGERS." on page 29 is hereby deleted and replaced with the following:

    EQUITY GROWTH PORTFOLIO--Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Philip W. Friedman is a Managing Director of Morgan Stanley and MSAM and is a member of MSAM's investment management team. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds an M.B.A. from the J. L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSAM and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSAM in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William
  S. Auslander is a Vice President of MSAM and Morgan Stanley. He joined MSAM in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSAM, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                        TO PROSPECTUS DATED MAY 1, 1998

                            EQUITY GROWTH PORTFOLIO
                          U.S. REAL ESTATE PORTFOLIO
                        INTERNATIONAL MAGNUM PORTFOLIO
                       EMERGING MARKETS EQUITY PORTFOLIO

                               PORTFOLIOS OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth Portfolio. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Equity Growth Portfolio. Philip W. Friedman and William S. Auslander now share primary responsibility for managing the assets of the Equity Growth Portfolio with Margaret K. Johnson. Accordingly, the first paragraph under "PORTFOLIO MANAGERS." on page 22 is hereby deleted and replaced with the following:

    EQUITY GROWTH PORTFOLIO--Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Philip W. Friedman is a Managing Director of Morgan Stanley and MSAM and is a member of MSAM's investment management team. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds an M.B.A. from the J. L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSAM and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSAM in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William
  S. Auslander is a Vice President of MSAM and Morgan Stanley. He joined MSAM in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSAM, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                       SUPPLEMENT DATED OCTOBER 6, 1998
                      TO PROSPECTUS DATED AUGUST 28, 1998

                            EQUITY GROWTH PORTFOLIO

                                    OF THE

                     MORGAN STANLEY UNIVERSAL FUNDS, INC.
                                 P.O. BOX 2798
                             BOSTON, MASSACHUSETTS
                                  02208-2798

                               ----------------

  The Prospectus is hereby amended and supplemented to reflect changes in the portfolio management of the Equity Growth Portfolio. Kurt A. Feuerman no longer serves as a Portfolio Manager of the Equity Growth Portfolio. Philip W. Friedman and William S. Auslander now share primary responsibility for managing the assets of the Equity Growth Portfolio with Margaret K. Johnson. Accordingly, the section "PORTFOLIO MANAGERS." on page 18 is hereby deleted and replaced with the following:

  PORTFOLIO MANAGERS. The following persons have primary responsibility for the Portfolio.

    Philip W. Friedman, Margaret K. Johnson and William S. Auslander. Philip
  W. Friedman is a Managing Director of Morgan Stanley and MSAM and is a member of MSAM's investment management team. In addition to portfolio management, his equity research responsibilities include business equipment and services, capital goods, consumer durables, multi-industry and transportation. Prior to joining MSAM in 1997, he was the North American Director of Equity Research at Morgan Stanley. From 1990 to 1995, he was a member of Morgan Stanley's Equity Research team. Mr. Friedman graduated from Rutgers University with a B.A. (Phi Beta Kappa and Summa Cum Laude) in Economics. He also holds an M.B.A. from the J. L. Kellogg School of Management at Northwestern University. Margaret K. Johnson is a Principal of MSAM and Morgan Stanley and a Portfolio Manager in the Institutional Equity Group. She joined MSAM in 1984. She holds a B.A. degree from Yale College and is a Chartered Financial Analyst. William S. Auslander is a Vice President of MSAM and Morgan Stanley. He joined MSAM in 1995 as an equity analyst in the Institutional Equity Group. Prior to joining MSAM, he worked at Icahn & Co. for nine years as an equity analyst. He graduated from the University of Wisconsin at Madison with a B.A. in Economics and received an M.B.A. from Columbia University. Ms. Johnson has shared primary responsibility for managing the Portfolio's assets since its inception. Messrs. Friedman and Auslander have shared primary responsibility for managing the Portfolio's assets since September 1998.

                               ----------------

              PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE